Prepayments	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Prepayments [Abstract]
Prepayments

4. Prepayments

	July 31, 2023	April 30, 2023
Prepayment for inventory purchases	$1,083,820	$1,547,243
Prepaid expense – services provider	—	—
Total prepayments	$1,083,820	$1,547,243

As of July 31, 2023, the prepayment mainly consists of $1,063,820 paid to XHJC Holding Inc which is the Company’s new centralized vendor and $20,000 paid to GF distribution, the Company’s major vendor.

4. Prepayments

	April 30 2023	April 30, 2022
Prepayment for inventory purchases	$1,547,243	$656,917
Prepaid expense – services provider	—	70,737
Total prepayments	$1,547,243	$727,654

As of April 30, 2023, the prepayment mainly consists of $1,527,243 paid to XHJC Holding Inc which is the Company’s new centralized vendor and $20,000 paid to GF distribution, the Company’s major vendor.

As of April 30, 2022, the $656,917 prepayment is the amount the company paid to XHJC Holding Inc... This vendor requires approximately one month prepayment for purchases. The prepayment balance, as of April 30, 2022, was used for the Company’s May 2022 purchase. The $70,737 prepaid expense is the amount the Company paid to its insurance company to purchase next term general liability insurance.